Going Concern (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Loan agreements reclassified as current	$ 218,185
Current portion of long-term debt	217,549	$ 1,165,021
Working capital deficit	$ (85,573)
Offshore Support Vessels | Nautilus
Number of vessels	6
Sale Agreements | Bulkers and bulker owning entities
Number of vessels	19
Liabilities held for sale
Current portion of long-term debt	$ 103,680